Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock option activities and related information
	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2018		December 31, 2017

Ordinary shares	200,000,000	23,491,948	100,000,000	21,737,263

Summary of options granted outstanding and exercise prices

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic-value

Outstanding as of January 1, 2018	1,429,713	$0.63
Granted	706,365	0.36
Exercised	(64,631)	0.02
Options forfeited	(357,408)	$1.01

Outstanding as of December 31, 2018	1,714,039	$0.63	6.08	$25,519

Exercisable as of December 31, 2018	793,486	$0.75	4.85	$25,519

	Outstanding		Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*)	230,425	4.4	230,425	4.4
$0.03	22,565	8.7	22,565	8.7
0.27	611,500	6.8	53,600	6.9
0.34	8,020	5.1	8,020	5.1
0.45	63,097	1.7	63,097	1.7
0.92	743,753	6.4	381,100	6.3
4.72	1,068	3.2	1,068	3.2
5.05	2,769	3.2	2,769	3.2
5.73	29,981	3.3	29,981	3.3
$6.23	861	6.5	861	6.5
	1,714,039		793,486

(*)	Represents an amount lower than $0.01.

Summary of stock based compensation

	Year Ended December 31,
	2018	2017	2016

Cost of revenues	$-	$-	$(99)
Research and Development	36,723	17,956	8,828
Sales and Marketing	14,837	9,747	7,220
General and Administrative	102,430	108,431	36,440

	$153,990	$136,134	$52,389

Summary of outstanding warrants

Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	Refer to Note 9b
59,384	2013		0.92		2023	(***)
32,964	2014		1.50		(**)	(***)
170,000	2018		0.50		2023	Refer to Note 8d
600,000	2018		0.50		2023	Refer to Note 8e
466,667	2018		$0.50		2023	Refer to Note 11b7

1,446,224

(*)	Represents an amount lower than $0.01
(**)	The earlier of: 5 years from the issuance date or the consummation of a PO or Merger and Acquisition (“M&A”) Transaction.
(***)	Issued in connection with 2014 and 2013 arrangements.